CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 1,966		$ 876,624	$ (1,420)	$ (652,031)	$ 225,139
Balance, shares at Dec. 31, 2014	42,730,424					42,730,424
Issuance of restricted share units (RSUs)	$ 14					$ 14
Issuance of restricted share units (RSUs), shares	283,175
Stock-based compensation of options and RSUs			1,901			1,901
Exercise of stock options	$ 68		5,601			5,669
Exercise of stock options, shares	1,319,448
Comprehensive income (loss)				(2,307)	(52,334)	(54,641)
Balance at Dec. 31, 2015	$ 2,048		884,126	(3,727)	(704,365)	$ 178,082
Balance, shares at Dec. 31, 2015	44,333,047					44,333,047
Issuance of shares in a rights offering, net of issuance costs	$ 525		34,560			$ 35,085
Issuance of shares in a rights offering, net of issuance costs, shares	9,874,170
Issuance of restricted share units (RSUs)	$ 11					11
Issuance of restricted share units (RSUs), shares	214,350
Stock-based compensation of options and RSUs			908			908
Exercise of stock options	$ 9		568			577
Exercise of stock options, shares	171,100
Comprehensive income (loss)				503	(5,340)	(4,837)
Balance at Dec. 31, 2016	$ 2,593		920,162	(3,224)	(709,705)	$ 209,826
Balance, shares at Dec. 31, 2016	54,592,667					54,592,667
Effect of adoption of ASU 2016-09			55		(55)
Issuance of restricted share units (RSUs)		[1]					[1]
Issuance of restricted share units (RSUs), shares	8,100
Stock-based compensation of options and RSUs			856			856
Exercise of stock options	$ 8		653			661
Exercise of stock options, shares	136,500
Comprehensive income (loss)				178	6,801	6,979
Balance at Dec. 31, 2017	$ 2,601		$ 921,726	$ (3,046)	$ (702,959)	$ 218,322
Balance, shares at Dec. 31, 2017	54,737,267					54,737,267

[1]	Represents an amount lower than $ 1